6 Financial investments	12 Months Ended
Dec. 31, 2020
Financial Investments
Financial investments
6	Financial investments

See accounting policies in Notes 3.2.6(a) and 20(a).

		2020	2019
Amortized cost
Time deposit investments		53,941	38,759
Fair value through profit or loss
LFT´s and LF´s	(i)	2,163,042	1,588,426
Restricted funds investments	(ii)	1,338,289	9,708
Other		87,519	60,319
Total		3,642,791	1,697,212

Current assets		3,627,227	1,687,504
Non-current assets		15,564	9,708
Total		3,642,791	1,697,212

(i)	These refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions. These bonds have original maturity above three months, immediate liquidity in the secondary market and Management expects their realization in the short term.

(ii)	Includes the following amounts: R$1,322,725 in restricted funds used in the program for relocation of residents in Alagoas (Note 26.1(i)); and R$15,564 of bank deposits with yields of approximately 100% of the Interbank Deposit Rate (“CDI”), and their use is related to the fulfillment of the contractual obligations of the debentures.